Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Summary of Other Assets

Other assets are composed of the following:

Current	2024	2023
Money held in escrow and guarantees due to: (i)	6,966	11,635
-Banks requirements	3,869	3,000
-Processors and others requirements	2,974	5,072
-Credit card requirements	123	3,563
Rental guarantees	220	147
Other financial asset measure as FVPL (ii)(iii)	11,619	—
Total current Other Assets	18,805	11,782
Non Current
Other financial asset measure as FVPL (ii)	4,695	—
Total Non Current Other Assets	4,695	—

(i)
Includes own funds and investments held in escrow and guarantees required by processors, credit cards, and merchants. In 2023, some merchants entered into stand by credit letters with banks that required the Group to maintain certain collaterals in such banks. Amounts held in escrow also include funds held in a pledge account to collateralize overdrafts and pre-settlements agreements with a bank. Finally, it also includes guarantees issued to processors and credit cards institutions. These agreements have short-term maturities.

(ii)
During the year ended December 31, 2024, the Company reclassified USD 6,942 from trade receivables to other assets. These financial assets, which are held at fair value through profit or loss, do not qualify for measurement at amortized cost or fair value through other comprehensive income. The fair value of these selected financial instruments was determined in an unquoted market.

(iii)
In December 2024, dLocal entered into a three-month credit facility agreement with a third party payment services provider as a working capital facility of USD 10,000 at 7% annual interest rate. The total credit facility may increase up to USD 20,000, upon the fulfillment of specific predefined conditions. This agreement encompasses a call option that grants dLocal the right to acquire designated entities or groups of assets from the borrower. The exercisable period for the call option extends from January 1, 2025, to a date that is 10 business days following the repayment of the credit facility. To mitigate credit risk, the borrower has pledged guarantees. As of December 31, 2024, dLocal maintained no potential voting rights or significant influence over the borrower. The loan is classified and measured at fair value through profit or loss (FVPL) in accordance with IFRS 9.